Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	GUIDED THERAPEUTICS INC
Entity Central Index Key	0000924515
Document Type	S-1/A
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Amendment Description	To comply with the provisions of the SEC
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company